CONTINGENCIES	12 Months Ended
Dec. 31, 2024
CONTINGENCIES
CONTINGENCIES

17.CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated.

On April 10, 2024, Orient Plus International Limited (the “Petitioner”) filed with the Grand Court of the Cayman Islands a winding up petition (“Petition”), seeking an order that the Company be wound up pursuant to Section 92(e) of the Cayman Islands Companies Act (2023 Revision), claiming that the management of the Company has acted unfairly and/or oppressively towards the Petitioner, the other investors and other minority shareholders, and/or the affairs of the Company have been conducted with a lack of probity, and the Petitioner and the other investors have justifiably lost confidence in the management of the Company. By a summons dated July 10, 2024, the Company applied for an order striking out the Petition, which was heard by the court on October 17, 2024. The court dismissed the summons on October 30, 2024. The legal proceedings are currently ongoing. The Company believes that the Petition is without any merit and intends to defend the matter vigorously.

On March 1, 2024, the Company was served a complaint regarding a lawsuit brought by three institutional investors (the “Plaintiffs”) against the Company and certain other parties, filed with the United States District Court of the Southern District of New York, alleging that the Company violated Section 11 and Section 12 of the Securities Act of 1933, as amended, by including untrue statements of material facts and omitting to state material facts required to make the statements therein not misleading, in its registration statement on Form F-1, as amended (File No. 333-239800), which was declared effective by the SEC on February 5, 2021. On March 17, 2021, two institutional investors, which are also two of the Plaintiffs, purchased 1,960,784 units from the Company pursuant to a securities purchase agreement, with each unit consisting of one ordinary share of the Company and one warrant to purchase one half of one ordinary share of the Company, for an aggregate purchase price of US$10 million. On March 5, 2024, the Plaintiffs filed an amended complaint and served the Company on March 6, 2024. On May 22, 2024, the Company filed a motion to dismiss, which was subsequently dismissed by the court without prejudice to refile after the Plaintiffs sought leave to file a third amended complaint on July 16, 2024. The Plaintiffs filed the third amended complaint on November 1, 2024 with the court’s approval. On December 20, 2024, the Company filed a motion to dismiss the third amended complaint. In response to the Plaintiffs’ opposition to the Company’s motion to dismiss, filed on February 7, 2025, the Company submitted its reply brief on March 7, 2025 in further support of its motion to dismiss. As of the date of this annual report, there are no scheduled court dates. All parties are now waiting for the court to issue a decision on the motion to dismiss. The Company believes that the complaint is without any merit and intends to defend the matter vigorously.

On April 6, 2023, the Longhua District People’s Court of Shenzhen City, Guangdong Province accepted a case filed by Shenzhen Pusi Technology Co., Ltd. (“Shenzhen Pusi”), as the complainant, and Baosheng Network as the defendant. In this case, Shenzhen Pusi sought recovery of outstanding service fee RMB160,964.7 (approximately $23,291.59) and related liquidated damages from Baosheng Network and other expenses (e.g., attorney’s fee, court expense and property reservation fee). The court made a ruling in favor of the complainant. Baosheng Network appealed to Shenzhen Intermediate People’s Court against the trial court’s judgement. The appellate court made a final ruling on April 29, 2024, affirming the trial court’s judgement. Following Shenzhen Pusi’s application, a bank account of Baosheng Network with the amount of RMB171,477.98 (US$24,152.17) in the account was reserved by the court on July 2, 2023. Baosheng Network has paid the service fee and related liquidated damages.

As of this annual report, there are no other legal proceedings, claims, or disputes that might cause the Company to be subject to loss contingencies.